Sanctions (Details) R$ in Thousands, $ in Thousands		12 Months Ended
	Oct. 01, 2020 item	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Nov. 30, 2021 BRL (R$)	Nov. 30, 2021 USD ($)	Nov. 23, 2021 BRL (R$)	Nov. 23, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 PEN (S/)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 PEN (S/)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 PEN (S/)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 BRL (R$)
Enel Distribucin Ro [Member] | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed				R$ 1,204	$ 216
Amount involved				12,337	2,215
Percentage of value of amount offset to be paid as fine		50.00%	50.00%
Enel Distribucin Cear SA [Member] | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed																					R$ 1,029	$ 185
Amount involved				1,958	351
Percentage of value of amount offset to be paid as fine		50.00%	50.00%
Enel Distribucin Cear SA [Member] | Errors In Records Of Company's Asset Base Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Fine or penalties imposed				35,900
Amount involved				26,500	4,759
Reduced fine amount									R$ 31,800	$ 5,709
Enel Distribucion Goias S A (Distribucion) [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved | $					7,476
Enel Distribucion Goias S A (Distribucion) [Member] | Non-Fulfilment Of A Sectorial Obligation [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Fine or penalties imposed																							R$ 62,000
Amount involved				41,645
Reduced fine amount																							R$ 25,000
Enel Distribucion Goias S A (Distribucion) [Member] | Customer Service Quality Issues Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Fine or penalties imposed				62,000																R$ 61,000
Amount involved				34,180	6,136
Reduced fine amount				45,000
Enel Distribucion Goias S A (Distribucion) [Member] | Customer Service Quality Issues Liability [Member] | Brazilian Electricity Regulatory Agency [Member] | New Motion for Reconsideration of Reduced Fines [Member]
Sanctions [Line Items]
Reduced fine amount				31,000
Enel Distribucion Goias S A (Distribucion) [Member] | Maintenance And Violations Of Quality Indicators [Member] | AGR
Sanctions [Line Items]
Fine or penalties imposed											R$ 44,000	$ 7,899
Amount involved											45,750	8,214
Reduced fine amount											R$ 1,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Amount involved				71,397	12,818
Percentage of value of amount offset to be paid as fine		50.00%	50.00%
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Errors In Records Of Company's Asset Base Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved				190,120	34,132
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Asset Accounting Records Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved				94,200	16,912
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Records Of Consumer Supply Quality Indices 2012 Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved				30,770	5,524
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Records Of Consumer Supply Quality Indices2013 Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved				70,530	12,662
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Records Of Consumer Supply Quality Indices2014 Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved				35,970	6,457
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Nonconformith In Budgetary Liquidation Process One [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved				28,350	5,089
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Nonconformith In Budgetary Liquidation Process Two [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved				89,654	16,095
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Violations Of Municipal Laws One [Member] | Municipality Of Sao Paulo [Member]
Sanctions [Line Items]
Amount involved				41,370	7,428
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Violations Of Municipal Laws One [Member] | Municipality Of Itapevi [Member]
Sanctions [Line Items]
Amount involved				31,300	5,619
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Violations Of Municipal Laws Two [Member] | Municipality Of Jandira [Member]
Sanctions [Line Items]
Amount involved				30,100
Reduced fine amount | $					5,404
Enel Generacion Piura S.A. [Member] | Corporate Tax Audit Procedure 1999 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed					520	S/ 2,077
Default interest on fines imposed					2,629	10,502
Enel Generacion Piura S.A. [Member] | Corporate Tax Audit Procedure 2000 And 2001 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed					980	3,915
Default interest on fines imposed					1,429	5,710
Enel Generacion Piura S.A. [Member] | Ad Valorem General Sales Tax And Municipal Promotion Tax Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed | $					2,974,000
Amount paid		$ 1,459	S/ 5,832
Default interest on fines imposed					850	S/ 3,395
Enel Peru S A C | SUNAT
Sanctions [Line Items]
Fine or penalties imposed												518	S/ 1,772	$ 444	S/ 1,772	$ 444	S/ 1,772	$ 444	S/ 1,772
Default interest on fines imposed												2,561	10,231
Enel Peru S A C | Audit Procedure for Corporate Tax and IGV [Member]
Sanctions [Line Items]
Fine or penalties imposed												731	2,920,104,000
Default interest on fines imposed												3,885	14,053,695
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | SUNAT
Sanctions [Line Items]
Reduced fine amount												$ 1,140	S/ 4,552
Percentage of penalty canceled											60.00%	60.00%	60.00%
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Imposition of tax penalty on IGV and IPM
Sanctions [Line Items]
Default interest on fines imposed												$ 292	S/ 1,165,075
Amount final fee payable on settlement of litigation												456	1,821
Provision for fines imposed | $		$ 43,887
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Ad Valorem General Sales Tax And Municipal Promotion Tax Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed												1,719	6,868
Default interest on fines imposed												$ 1,212	S/ 4,844
Apiacas Energia S.A [Member]
Sanctions [Line Items]
Number of sanctions | item	2
Apiacas Energia S.A [Member] | Non compliance With Obligations To Release And Repopulate FRY [Member] | Municipal Environment Body [Member]
Sanctions [Line Items]
Fine or penalties imposed							R$ 53,810	$ 9,661
Amount involved				R$ 92,250	$ 16,562